SHARE BASED LIABILITIES - Liability Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening liability	$ 436	$ 0
Phantom share unit liability assumed with Newmarket transaction	0	382
Share based payment expense	2,222	391
Redeemed DSUs and phantom share units (cash payments)	(65)	(106)
Foreign currency translation	(2,209)	429
Total share based payment liability	2,116	436
Current portion of share based liability	1,898	0
Share based liabilities	218	436
DSU's and Phantom share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Redeemed DSUs and phantom share units (cash payments)	(605)	(310)
Foreign currency translation	$ 63	$ (27)